Schedule of future minimum lease payments under the non-cancellable operating leases (Details)	Jun. 30, 2026 USD ($)
Lease
2026	$ 156,790
2027	5,101
Total lease payments	161,891
Less: Interest	(3,667)
Total lease liabilities	$ 158,224